Commitments and Contingencies (Details) $ in Millions			12 Months Ended
	Jan. 20, 2021 USD ($)	Sep. 01, 2016 item	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Commitments and Contingencies
Partial payment received from Hanjin Shipping as common benefit claim and interest | $	$ 3.9
Unsecured claim submitted to Seoul Central District Court against Hanjin Shipping | Pending litigation | Hanjin Shipping
Commitments and Contingencies
Number of charters | item		8
Number of charters cancelled | item		8
Collectability of receivables | Unsecured claim submitted to Seoul Central District Court against Hanjin Shipping | Pending litigation
Commitments and Contingencies
Total unsecured claim | $			$ 597.9	$ 597.9